Schedule of Investments (unaudited)
June 30, 2024
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.3%
Education — 8.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$506,242
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,042,185
Build NYC Resource Corp., NY, Revenue:
East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	781,194 (a)
Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,509,658
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,129,749
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,085,730
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	2,000,000	2,022,660
New York State Dormitory Authority Revenue:
New York University, NATL, Series A	5.750%	7/1/27	3,895,000	4,043,495
Non-State Supported Debt, Fordham University	4.000%	7/1/50	5,000,000	4,845,521
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,343,518
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	3,125,000	3,373,936
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	539,362
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,001,259
Total Education				27,224,509
Health Care — 3.1%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,750,000	2,851,198
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	947,227
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	1,775,000	1,723,254
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	838,229
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	1,490,000	1,596,883
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/46	1,800,000	1,716,333
Total Health Care				9,673,124
Housing — 1.3%
New York City, NY, HDC Revenue, Green Bond, Series A, HUD Section 8	4.600%	8/1/48	4,000,000	4,016,551
Industrial Revenue — 8.0%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,407,070 (a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	3,820,316
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,095,000	2,097,069 (a)
Goldman Sachs Headquarters	5.500%	10/1/37	9,000,000	10,679,821
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,900,000	1,791,630 (b)
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$1,700,000	$1,764,575 (b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,291,404 (a)(b)
Total Industrial Revenue				24,851,885
Local General Obligation — 0.3%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	100,000	104,279
New York City, NY, GO, Series A	4.125%	8/1/53	1,000,000	987,907
Total Local General Obligation				1,092,186
Other — 3.0%
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	9,000,000	9,367,555
Power — 3.8%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	0.850%	9/1/25	2,500,000	2,403,078 (c)(d)
Series B, Refunding	5.000%	9/1/46	7,000,000	7,137,162
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,500,000	708,750 *(e)
Series A	5.050%	7/1/42	230,000	108,675 *(e)
Series XX	5.250%	7/1/40	2,320,000	1,096,200 *(e)
Series ZZ, Refunding	—	7/1/18	600,000	282,000 *(f)
Total Power				11,735,865
Pre-Refunded/Escrowed to Maturity — 0.0%††
New York State Dormitory Authority Revenue:
School Districts Financial Program Bonds, Series A, Refunding, AGM	5.000%	10/1/31	10,000	10,748 (g)
Series B, Refunding	5.000%	2/15/43	10,000	10,559 (g)
Total Pre-Refunded/Escrowed to Maturity				21,307
Solid Waste/Resource Recovery — 1.8%
Rockland County, NY, Solid Waste Management Authority Revenue:
Green Bonds, Series A	4.000%	12/15/41	1,115,000	1,073,604 (b)
Green Bonds, Series A	4.000%	12/15/46	2,500,000	2,430,419 (b)
Green Bonds, Series A	4.000%	12/15/51	2,500,000	2,270,764 (b)
Total Solid Waste/Resource Recovery				5,774,787
Special Tax Obligation — 22.4%
New York City, NY, TFA, Future Tax Secured Revenue:
Fiscal 2017	4.000%	5/1/36	1,500,000	1,502,621
Series A-3	4.000%	5/1/43	10,000,000	9,848,371
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	14,300,000	14,203,040
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	5,000,000	5,375,941
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,515,001
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	8,000,000	8,365,503
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	9,000,000	9,314,218
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/44	5,315,000	5,660,282
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2024 Quarterly Report

 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
New York State Urban Development Corp. Revenue:
Personal Income Tax, Series C, Refunding	5.000%	3/15/42	$4,030,000	$4,175,256
Personal Income Tax, Series C, Refunding	3.000%	3/15/48	1,000,000	783,482
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	642,356
CAB, Restructured, Series A-1	0.000%	7/1/46	680,000	219,896
Restructured, Series A-1	4.550%	7/1/40	150,000	150,724
Restructured, Series A-1	4.750%	7/1/53	3,300,000	3,267,171
Restructured, Series A-2	4.329%	7/1/40	1,000,000	989,980
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	3,450,000	3,674,285
Total Special Tax Obligation				69,688,127
State General Obligation — 0.8%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	4,879	4,879
CAB, Restructured, Series A-1	0.000%	7/1/33	38,702	25,878
Restructured, Series A-1	5.375%	7/1/25	33,493	33,783
Restructured, Series A-1	5.625%	7/1/27	33,190	34,657
Restructured, Series A-1	5.625%	7/1/29	32,651	35,065
Restructured, Series A-1	5.750%	7/1/31	31,714	35,278
Restructured, Series A-1	4.000%	7/1/33	30,073	30,186
Restructured, Series A-1	4.000%	7/1/35	412,032	405,545
Restructured, Series A-1	4.000%	7/1/37	1,470,000	1,419,322
Restructured, Series A-1	4.000%	7/1/41	241,544	225,935
Restructured, Series A-1	4.000%	7/1/46	32,805	29,803
Subseries CW	0.000%	11/1/43	132,960	81,604 (d)
Total State General Obligation				2,361,935
Transportation — 40.5%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	10,000,000	10,242,685
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,500,034
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,512,216
Green Bonds, Series D	4.000%	11/15/48	500,000	480,305
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,444,399
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	2,929,313
Series A-2	5.000%	5/15/30	4,000,000	4,292,276 (c)(d)
Series B, Refunding	5.000%	11/15/37	285,000	291,873
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,067,731
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	6,665,987 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	4,463,238 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	250,000	274,715 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	4,000,000	4,131,439 (b)
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	$2,000,000	$2,074,253 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	954,713 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	1,800,000	1,902,283 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	595,914 (b)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/37	3,925,000	4,230,723
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	9,615,100 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	1,884,908 (b)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,044,624
Consolidated Series 221	4.000%	7/15/45	4,500,000	4,310,555 (b)
Series 193, Refunding	5.000%	10/15/32	7,000,000	7,080,137 (b)
Series 193, Refunding	5.000%	10/15/33	10,530,000	10,650,550 (b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	6,732,946 (b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	16,235,000	13,173,074
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	5,000,000	5,176,185
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,400,000	2,547,824 (h)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	4,400,000	4,682,768
Total Transportation				125,952,768
Water & Sewer — 3.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	3,000,000	3,002,146
Second General Resolution, Series CC	5.000%	6/15/48	5,000,000	5,128,350
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,500,000	1,520,128 (a)
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,446,947
Total Water & Sewer				11,097,571

Total Municipal Bonds (Cost — $303,313,360)				302,858,170
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 4.2%
Leasing — 1.2%
New York State, NY, Urban Development State Sales Revenue, Series A	5.000%	3/15/47	3,400,000	3,724,016
Special Tax Obligation — 1.7%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	5,455,000	5,367,430
Water & Sewer — 1.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,550,000	3,888,996

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $12,650,220)				12,980,442
Total Investments — 101.5% (Cost — $315,963,580)				315,838,612
TOB Floating Rate Notes — (2.2)%				(6,790,000)
Other Assets in Excess of Other Liabilities — 0.7%				2,236,418
Total Net Assets — 100.0%				$311,285,030

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2024 Quarterly Report

 Western Asset New York Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of June 30, 2024.
(f)	The maturity principal is currently in default as of June 30, 2024.
(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
CAB	—	Capital Appreciation Bonds
GO	—	General Obligation
HDC	—	Housing Development Corporation
HUD	—	Housing & Urban Development
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
TFA	—	Transitional Finance Authority
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	80	9/24	$9,929,566	$10,027,500	$97,934
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset New York Municipals Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$302,858,170	—	$302,858,170
Municipal Bonds Deposited in Tender Option Bond Trusts	—	12,980,442	—	12,980,442
Total Investments	—	$315,838,612	—	$315,838,612
Other Financial Instruments:
Futures Contracts††	$97,934	—	—	$97,934
Total	$97,934	$315,838,612	—	$315,936,546

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset New York Municipals Fund 2024 Quarterly Report